Note 10 - Income Tax Provision	6 Months Ended
Apr. 30, 2026
Statement Line Items [Line Items]
Disclosure of income tax [text block]

10. Income tax provision:

Income tax provision for the three and six month periods ended April 30, 2026 was $2.9 million ( April 30, 2025 - $3.2 million) and $7.1 million ( April 30, 2025 - $6.2 million). The Bank’s combined statutory federal and provincial income tax rate in Canada is approximately 27% (2025 - 27%). The Bank’s effective rate reflects the statutory rate adjusted for certain items not being taxable or deductible for income tax purposes.